         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

      SUPPLEMENT DATED DECEMBER 31, 2010 TO PROSPECTUSES DATED MAY 3, 2010

This Supplement applies to VENTURE(R) VARIABLE ANNUITY Contracts issued on or after May 3, 2010 and all VENTURE(R) 4 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). It supplements prospectuses dated May 3, 2010, for these Contracts.

You should read this Supplement together with the current prospectus for the Contract you have purchased, or are considering for purchase (the "Annuity Prospectus"), and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 800-344-1029 or, in New York, at 800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

This Supplement provides information on:

     I. new tax rules applicable to annuity contracts under the Small Business Jobs Act of 2010; and

     II.  subadviser changes to the John Hancock Trust.

                       I. SMALL BUSINESS JOBS ACT OF 2010

On September 27, 2010, President Obama signed the Small Business Jobs Act of 2010 (the "Act") into law. The following discussion of the Act is not exhaustive, does not purport to cover all situations that might affect your Contract, and is not intended as tax advice. You should seek independent tax advice for information on whether the Act applies to your circumstances.

HOW, IN GENERAL, DOES THE ACT AFFECT ANNUITY CONTRACTS?

PARTIAL ANNUITIZATIONS: Effective January 1, 2011, the Act amends Section 72(a)(2) of the Internal Revenue Code (the "Code") to permit the tax cost basis, or "investment in the contract," to be allocated pro rata in a deferred annuity contract between (a) the amount of contract value apportioned to an annuity payment option, where permitted under the contract, and (b) the amount of contract value that continues to accumulate in the contract. This type of a transaction is referred to as a "partial annuitization" and could result in the recognition of a lower amount of taxable earnings in amounts received under an annuity contract immediately following the partial annuitization than would be the case for partial withdrawals of an annuity contract's cash value. (Different rules apply if the contract is issued to, or in connection with, a tax-qualified retirement plan.)

THE CONTRACTS DESCRIBED IN THE ANNUITY PROSPECTUS DO NOT PERMIT YOU TO MAKE A PARTIAL ANNUITIZATION DIRECTLY IN THE MANNER CONTEMPLATED IN THE ACT. Accordingly, we will deny any request to apply any amount less than your entire Contract Value to an Annuity Payment Option.

If you take a partial withdrawal of Contract Value and use the withdrawn amount to purchase an immediate annuity contract, or if you make a partial exchange under Section 1035 of the Code directly into an immediate annuity contract, the withdrawal or exchange will be subject to withdrawal charges. For Contracts with a guaranteed minimum withdrawal benefit Rider, the amount you withdraw or exchange may be an Excess Withdrawal that reduces the Benefit Base under your Rider. A withdrawal may also be subject to income tax, withholding requirements and a 10% IRS penalty tax. For additional information, please see "VIII. Federal Tax Matters" and the section entitled "Qualified Plan Types" in the Statement of Additional Information. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO APPLY LESS THAN YOUR ENTIRE CONTRACT VALUE TO PROVIDE ANNUITY PAYMENTS.

DESIGNATED ROTH ACCOUNTS: Effective September 27, 2010, the Act authorizes participants in plans intended to qualify under Code section 401(k) ("401(k) Plans") or section 403(b) ("403(b) Plans") to roll over qualified distributions into a designated Roth account within the plan, if allowed by that plan. The rollover will be taxable as income. If an amount is rolled over in 2010, it is eligible for a special rule whereby 50% of the income is reported on a participant's 2011 tax return, and 50% on his or her 2012 tax return.

Effective for taxable years beginning after December 31, 2010, the Act also permits plans intended to qualify under Code section 457(b) ("457 Plans") to establish Roth accounts and authorizes participants to contribute deferred amounts to designated Roth accounts within their 457 Plan. The Act further authorizes participants in 457 Plans to roll over qualified distributions into a designated Roth account within the plan, if allowed by that plan. The rollover will be taxable as income and does not qualify for the special rule allowing participants to report 50% of the income in a 2011 tax return, and 50% on the 2012 tax return.

The Contract described in the Annuity Prospectus was not designed to hold both Roth and non-Roth accounts. We do not separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if the applicable 401(k) Plan, 403(b) Plan or 457 Plan allows you to designate Roth and non-Roth accounts in your plan. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for accounting your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts.

WE REVISE THE FOLLOWING SECTIONS OF THE ANNUITY PROSPECTUS REGARDING THE IMPERMISSIBILITY OF PARTIAL ANNUITIZATIONS

1. V. DESCRIPTION OF THE CONTRACT - ACCUMULATION PERIOD PROVISIONS - WITHDRAWALS

We add a new fourth paragraph to the section as follows:

     We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge.

2. V. DESCRIPTION OF THE CONTRACT - PAY-OUT PERIOD PROVISIONS - ANNUITY OPTIONS

a. We revise the first paragraph of the section as follows:

     Annuity Options

     Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. We apply your entire Contract Value to the option(s) you select on your Contract Maturity Date as described above. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will determine annuity payments based on the Investment Account Value of each Investment Option at the Annuity Commencement Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

     - you will no longer be permitted to make any withdrawals under the Contract;

     - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

     -    we may not change the Annuity Option or the form of settlement; and

     -    your Guaranteed Minimum Death Benefit will terminate.

b. We add a new last paragraph to the section as follows:

     We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge.

WE REVISE THE FOLLOWING SECTIONS OF THE ANNUITY PROSPECTUS REGARDING THE IMPERMISSIBILITY OF DESIGNATED ROTH ACCOUNTS

3. II. OVERVIEW - WHAT ARE SOME BENEFITS OF THE CONTRACT?

We revise the last paragraph of the section as follows:

     In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN FOR NON-ROTH ACCOUNTS. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS AND PROTECTION THROUGH LIVING AND DEATH BENEFITS.

4. II. OVERVIEW - WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

We revise the second to last paragraph of the section as follows:

     IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, INCLUDING AN IRA, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN FOR NON-ROTH ACCOUNTS. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR REGISTERED REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

5. V. DESCRIPTION OF THE CONTRACT - ELIGIBLE PLANS

We revise the section as follows:

     ELIGIBLE PLANS

     The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types," or you may request a copy of the Statement of Additional Information). We also designed the Contract so that it may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), and other individually owned nonqualified contracts, as may be permitted under applicable law.

     If you are considering purchasing a Contract for use in connection with a Qualified Plan, you should consider, in evaluating the suitability of the Contract, that:

     - the Contract was not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth Account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split; and

     - any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges.

     Please see "VIII. Federal Tax Matters - Qualified Contracts" for additional information about Qualified Plans.

6. VIII. FEDERAL TAX MATTERS - NONQUALIFIED CONTRACTS - TAXATION OF ANNUITY PAYMENTS

We add a new last paragraph to the section as follows:

     In the case of 401(k), 403(b) and 457 Plans, the Contract was not designed to hold both Roth and non-Roth accounts. We do not separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your Plan allows you to designate Roth and non-Roth accounts in your plan. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts.

7.  VIII. FEDERAL TAX MATTERS - QUALIFIED CONTRACTS

We add a new last section as follows:

     Designated Roth Accounts within Qualified Plans

     The Small Business Jobs Act of 2010 authorizes: (1) participants in 457(b) plans to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distribution distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

                    II. JOHN HANCOCK TRUST SUBADVISER CHANGES

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED IS NOW JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA)

Effective December 15, 2010, MFC Global Investment Management (U.S.A.) Limited, a subadviser to the John Hancock Trust, changed its name and is now known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)"). Accordingly, all references in the Annuity Prospectus to "MFC Global Investment Management (U.S.A.) Limited" are replaced with "John Hancock Asset Management (North America)."

JOHN HANCOCK ASSET MANAGEMENT NEW APPOINTMENTS

- Effective January 1, 2011, John Hancock Asset Management a division of Manulife Asset Management (US) LLC ("John Hancock Asset Management") is an additional subadviser to Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust and the Lifestyle Trusts.

- Effective January 1, 2011, John Hancock Asset Management is the subadviser to Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust.

WE REVISE THE FOLLOWING SECTIONS OF YOUR ANNUITY PROSPECTUS:

We replace the table that appears on the front cover of your Annuity Prospectus as follows:

     JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA) & JOHN HANCOCK ASSET
     MANAGEMENT

          Core Fundamental Holdings Trust
          Core Global Diversification Trust
          Core Strategy Trust
          Lifestyle Balanced Trust
          Lifestyle Conservative Trust
          Lifestyle Growth Trust
          Lifestyle Moderate Trust

     JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA)
          Money Market Trust

     JOHN HANCOCK ASSET MANAGEMENT
          Core Allocation Trust
          Core Balanced Trust
          Core Disciplined Diversification Trust
          Ultra Short Term Bond Trust

We insert a new last paragraph below the table that appears in "IV. General Information about Us, the Separate Accounts and the Portfolios - Portfolio Investment Objectives and Strategies" as follows:

     Effective January 1, 2011, John Hancock Asset Management is an additional subadviser to Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust and the Lifestyle Trusts; and is the subadviser to Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust.

                       SUPPLEMENT DATED DECEMBER 31, 2010

1303308:0111 - 1   333-70728    033-79112
                   333-162245   333-162244

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

      SUPPLEMENT DATED DECEMBER 31, 2010 TO PROSPECTUSES DATED MAY 3, 2010

This Supplement applies to VENTURE(R) VARIABLE ANNUITY, VENTURE(R) III VARIABLE ANNUITY, VENTURE(R) VISION VARIABLE ANNUITY, VENTURE(R) VANTAGE VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued before May 3, 2010 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). It supplements prospectuses dated May 3, 2010, for these Contracts.

You should read this Supplement together with the current prospectus for the Contract you have purchased (the "Annuity Prospectus"), and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 800-344-1029 or, in New York, at 800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

This Supplement provides information on:

     I. new tax rules applicable to annuity contracts under the Small Business Jobs Act of 2010; and

     II.  subadviser changes to the John Hancock Trust.

                       I. SMALL BUSINESS JOBS ACT OF 2010

On September 27, 2010, President Obama signed the Small Business Jobs Act of 2010 (the "Act") into law. The following discussion of the Act is not exhaustive, does not purport to cover all situations that might affect your Contract, and is not intended as tax advice. You should seek independent tax advice for information on whether the Act applies to your circumstances.

HOW, IN GENERAL, DOES THE ACT AFFECT ANNUITY CONTRACTS?

PARTIAL ANNUITIZATIONS: Effective January 1, 2011, the Act amends Section 72(a)(2) of the Internal Revenue Code (the "Code") to permit the tax cost basis, or "investment in the contract," to be allocated pro rata in a non-tax qualified, deferred annuity contract between (a) the amount of contract value apportioned to an annuity payment option, where permitted under the contract, and (b) the amount of contract value that continues to accumulate in the contract. This type of a transaction is referred to as a "partial annuitization" and could result in the recognition of a lower amount of taxable earnings in amounts received under an annuity contract immediately following the partial annuitization than would be the case for partial withdrawals of an annuity contract's cash value. (Different rules apply if the contract is issued to, or in connection with, a tax-qualified retirement plan.)

THE CONTRACTS DESCRIBED IN THE ANNUITY PROSPECTUS DO NOT PERMIT YOU TO MAKE A PARTIAL ANNUITIZATION DIRECTLY IN THE MANNER CONTEMPLATED IN THE ACT. Accordingly, we will deny any request to apply any amount less than your entire Contract Value to an Annuity Payment Option.

If you take a partial withdrawal of Contract Value and use the withdrawn amount to purchase an immediate annuity contract, or if you make a partial exchange under Section 1035 of the Code directly into an immediate annuity contract, the withdrawal or exchange will be subject to withdrawal charges. For Contracts with an optional benefit Rider, the amount you withdraw or exchange may reduce benefits under your Rider. A withdrawal may also be subject to income tax, withholding requirements and a 10% IRS penalty tax. For additional information, please see "VII. Federal Tax Matters" and the section entitled "Qualified Plan Types" in the Statement of Additional Information. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO APPLY LESS THAN YOUR ENTIRE CONTRACT VALUE TO PROVIDE ANNUITY PAYMENTS.

DESIGNATED ROTH ACCOUNTS: Effective September 27, 2010, the Act authorizes participants in plans intended to qualify under Code section 401(k) ("401(k) Plans") or section 403(b) ("403(b) Plans") to roll over qualified distributions into a designated Roth account within the plan, if allowed by that plan. The rollover will be taxable as income. If an amount is rolled over in 2010, it is eligible for a special rule whereby 50% of the income is reported on a participant's 2011 tax return, and 50% on his or her 2012 tax return.

Effective for taxable years beginning after December 31, 2010, the Act also permits plans intended to qualify under Code section 457(b) ("457 Plans") to establish Roth accounts and authorizes participants to contribute deferred amounts to designated Roth accounts within their 457 Plan. The Act further authorizes participants in 457 Plans to roll over qualified distributions into a designated Roth account within the plan, if allowed by that plan. The rollover will be taxable as income and does not qualify for the special rule allowing participants to report 50% of the income in a 2011 tax return, and 50% on the 2012 tax return.

The Contract described in the Annuity Prospectus was not designed to hold both Roth and non-Roth accounts. We do not separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if the applicable 401(k) Plan, 403(b) Plan or 457 Plan allows you to designate Roth and non-Roth accounts in your plan. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for accounting your Contract Value for tax purposes: calculating withholding, income tax reporting, and either verifying Required Minimum Distributions made under our Life Expectancy Distribution Program or separately calculating any required minimum distributions. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts.

WE REVISE THE FOLLOWING SECTIONS OF THE ANNUITY PROSPECTUS REGARDING THE IMPERMISSIBILITY OF PARTIAL ANNUITIZATIONS

1.   V. DESCRIPTION OF THE CONTRACT - ACCUMULATION PERIOD PROVISIONS -
     WITHDRAWALS

We add a new fourth paragraph to the section as follows:

     We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to withdraw a part of your Contract Value to purchase an immediate annuity contract, the amount withdrawn will be subject to any applicable withdrawal charge.

2.   V. DESCRIPTION OF THE CONTRACT - PAY-OUT PERIOD PROVISIONS - ANNUITY
     OPTIONS

a. We replace the first two paragraphs of the section with one paragraph as follows:

     Annuity Options

     Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. We apply your entire Contract Value to the option(s) you select on your Contract Maturity Date as described above. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will determine annuity payments based on the Investment Account Value of each Investment Option at the Annuity Commencement Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

     - you will no longer be permitted to make any withdrawals under the Contract;

     - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

     -    we may not change the Annuity Option or the form of settlement; and

     -    your Guaranteed Minimum Death Benefit will terminate.

b.   We add a new last paragraph to the section as follows:

     We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to withdraw a part of your Contract Value to purchase an immediate annuity contract, the amount withdrawn will be subject to any applicable withdrawal charge.

WE REVISE THE FOLLOWING SECTIONS OF THE ANNUITY PROSPECTUS REGARDING THE IMPERMISSIBILITY OF DESIGNATED ROTH ACCOUNTS

3.   II. OVERVIEW - WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

We revise the second to last paragraph of the section as follows:

     IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, INCLUDING AN IRA, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN FOR NON-ROTH ACCOUNTS. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN PURCHASES OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS.

     HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR REGISTERED REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

4.   V. DESCRIPTION OF THE CONTRACT - ELIGIBLE PLANS

We add a new last paragraph to the section as follows:

     If you purchased a Contract for use in connection with a Qualified Plan, you should know, in evaluating the suitability of the Contract, that:

     - the Contract was not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split; and

     - any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges.

     Please see "VII. Federal Tax Matters - Qualified Contracts" for additional information about Qualified Plans.

5. VII. FEDERAL TAX MATTERS - NONQUALIFIED CONTRACTS - TAXATION OF ANNUITY PAYMENTS

We add a new last paragraph to the section as follows:

     In the case of 401(k), 403(b) and 457 Plans, the Contract was not designed to hold both Roth and non-Roth accounts. We do not separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your Plan allows you to designate Roth and non-Roth accounts in your plan. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and either verifying Required Minimum Distributions made under our Life Expectancy Distribution Program or separately calculating any required minimum distributions. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts.

6.   VII. FEDERAL TAX MATTERS - QUALIFIED CONTRACTS

We add a new last section as follows:

     Designated Roth Accounts within Qualified Plans

     The Small Business Jobs Act of 2010 authorizes: (1) participants in 457(b) plans to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and either verifying Required Minimum Distributions made under our Life Expectancy Distribution Program or separately calculating any required minimum distributions. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

                    II. JOHN HANCOCK TRUST SUBADVISER CHANGES

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED IS NOW JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA)

Effective December 15, 2010, MFC Global Investment Management (U.S.A.) Limited, a subadviser to the John Hancock Trust, changed its name and is now known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)"). Accordingly, all references in the Annuity Prospectus to "MFC Global Investment Management (U.S.A.) Limited" are replaced with "John Hancock Asset Management (North America)."

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC IS NOW JOHN HANCOCK ASSET
MANAGEMENT

Effective December 15, 2010, MFC Global Investment Management (U.S.), LLC, a subadviser to the John Hancock Trust, changed its name and is now known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC ("John Hancock Asset Management"). Accordingly, all references in the Annuity Prospectus to "MFC Global Investment Management (U.S.), LLC" are replaced with "John Hancock Asset Management."

JOHN HANCOCK ASSET MANAGEMENT NEW APPOINTMENTS

- Effective January 1, 2011, John Hancock Asset Management a division of Manulife Asset Management (US) LLC ("John Hancock Asset Management") is an additional subadviser to American Fundamental Holdings Trust, American Global Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust and the Lifestyle Trusts.

- Effective January 1, 2011, John Hancock Asset Management is the subadviser to Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and Franklin Templeton Founding Allocation Trust.

SUBADVISER CHANGE FOR LARGE CAP VALUE TRUST (applicable to Venture(R), Venture(R) III, Venture(R) Vantage, Venture(R) Vision Contracts only)

Effective as of the close of business on December 31, 2010, T. Rowe Price Associates, Inc. is subadviser to the Large Cap Value Trust.

WE REVISE THE FOLLOWING SECTIONS OF YOUR ANNUITY PROSPECTUS:

For Venture(R), Venture(R) III, Venture(R) Vantage and Venture(R) Vision, Contracts only, we revise the table that appears in "IV. General Information about Us, the Separate Accounts and the Portfolios - Portfolios Investment Objectives and Strategies," as follows:

                               JOHN HANCOCK TRUST

            We show the Portfolio's investment adviser or subadviser
         ("manager") in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

         The Portfolios may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider (see Appendix D: "Optional
                    Guaranteed Minimum Withdrawal Benefits").

T. ROWE PRICE ASSOCIATES, INC.

     Large Cap Value Trust               Seeks long-term growth of capital. To
                                         do this, the Portfolio invests at least
                                         80% of its net assets in equity
                                         securities of large cap U.S. companies
                                         with strong relative earnings growth,
                                         earnings quality and good relative
                                         valuation.

We insert a new last paragraph below the table that appears in "IV. General Information about Us, the Separate Accounts and the Portfolios - Portfolio Investment Objectives and Strategies" as follows:

     Effective January 1, 2011, John Hancock Asset Management is an additional subadviser to American Fundamental Holdings Trust, American Global Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust and the Lifestyle Trusts; and is the subadviser to Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and Franklin Templeton Founding Allocation Trust.

                       SUPPLEMENT DATED DECEMBER 31, 2010

xxxxxxx:1210   333-70728   033-79112
               333-70730   033-46217
               333-70850   333-83558
               333-71072   333-138846
               333-71074   333-61283


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